Goodwill and Acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Goodwill [Abstract]
Increase (decrease) of goodwill in relation to subsidiary undertakings	£ (2.4)	£ 132.2